Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Matthew 25 Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0001003839
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 01, 2025
Objective [Heading]	rr_ObjectiveHeading	THE FUND'S INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Matthew 25 Fund ("the Fund") seeks long-term capital appreciation. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.26% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser values an investment on four criteria as follows:

Business

Management

Financial

Price

The adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser searches for securities possessing the best combinations of a desirable business, capable management, clean financials, and a market price that the adviser deems to be at or below its fair value presently or in the future. Based on this fundamental analysis, the adviser will make investments that he classifies as either Value, Value/Growth, or Growth. The adviser does like the value investing adage of "buy low and sell high" although, he prefers the maxim of value/growth and growth investing of "buy low and let it grow."

The Fund is eligible to invest in the securities of companies with small, medium or large capitalization. In other words, the Fund is open to research within a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires. Whenever the adviser finds such an investment then the adviser may purchase its stock, convertible securities or bonds with up to 25% of the Fund's total assets. The Fund's willingness to place a large percentage of its assets in a single company does distinguish it from most other funds. Therefore, the Fund is classified as non-diversified. These strategies of Focus Investing along with the adviser's security selection process are the two characteristics of how the adviser tries to maximize the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPLE INVESTMENT RISKS
Risk [Text Block]	rr_RiskTextBlock

General Securities Market Risk. As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.

Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk.

Non-Diversification Risk. The Fund is non-diversified. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings.

Multi-Cap Companies Risk. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

WHO SHOULD INVEST

Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least three years.

WHO SHOULD NOT INVEST

Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund. The chart shows the changes in the Fund's performance from year to year over the past 28 years. The table compares the Fund's returns to those of a broad-based securities market index. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results, before and after taxes, are not an indication of future performance.

Bar Chart [Heading]	rr_BarChartHeading	Annual Percentage Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

1996       18.68%

1997       39.65%

1998       25.93%

1999        1.08%

2000        3.62%

2001       10.69%

2002       -1.67%

2003       32.12%

2004       20.05%

2005        5.07%

2006        3.79%

2007       -19.18%

2008       -40.44%

2009       47.89%

2010       31.97%

2011       10.45%

2012       31.63%

2013       38.69%

2014        5.59%

2015       -12.19%

2016       26.92%

2017       24.69%

2018       -19.47%

2019       42.14%

2020       12.90%

2021       22.27%

2022       -30.08%

2023       36.44%

2024       27.38%

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 29 year period shown in the bar chart the highest return for a quarter was 27.17% while the worst return for a quarter was -32.12%. These returns occurred in quarters ending June 30, 2020 and March 31, 2020, respectively.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For The Year Ended December 31, 2024
MATTHEW 25 FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.26%
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past results, before and after taxes, are not an indication of future performance
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.12%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest federal tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's
1 Year	rr_AverageAnnualReturnYear01	27.38%
5 Years	rr_AverageAnnualReturnYear05	10.90%
10 Years	rr_AverageAnnualReturnYear10	10.31%
MATTHEW 25 FUND | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.33%
5 Years	rr_AverageAnnualReturnYear05	8.56%
10 Years	rr_AverageAnnualReturnYear10	8.01%
MATTHEW 25 FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	7.71%
MATTHEW 25 FUND | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.51%
10 Years	rr_AverageAnnualReturnYear10	13.09%
MATTHEW 25 FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money
MATTHEW 25 FUND | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings
MATTHEW 25 FUND | Multi Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Multi-Cap Companies Risk. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks
MATTHEW 25 FUND | MATTHEW 25 FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	none
Maximum Account Fee	rr_MaximumAccountFee	20.00
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 8.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	349
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,340
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	3.79%
Annual Return 2007	rr_AnnualReturn2007	(19.18%)
Annual Return 2008	rr_AnnualReturn2008	(40.44%)
Annual Return 2009	rr_AnnualReturn2009	47.89%
Annual Return 2010	rr_AnnualReturn2010	31.97%
Annual Return 2011	rr_AnnualReturn2011	10.45%
Annual Return 2012	rr_AnnualReturn2012	31.63%
Annual Return 2013	rr_AnnualReturn2013	38.69%
Annual Return 2014	rr_AnnualReturn2014	5.59%
Annual Return 2015	rr_AnnualReturn2015	(12.19%)
Annual Return 2016	rr_AnnualReturn2016	26.92%
Annual Return 2017	rr_AnnualReturn2017	24.69%
Annual Return 2018	rr_AnnualReturn2018	(19.47%)
Annual Return 2019	rr_AnnualReturn2019	42.14%
Annual Return 2020	rr_AnnualReturn2020	12.90%
Annual Return 2021	rr_AnnualReturn2021	22.27%
Annual Return 2022	rr_AnnualReturn2022	(30.08%)
Annual Return 2023	rr_AnnualReturn2023	36.44%
Annual Return 2024	rr_AnnualReturn2024	27.38%